Personnel costs (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Summary of Personal Costs
Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2023	2022	2021
Salaries	7,183	7,145	6,625
Social security charges (including defined-contribution pension plans)	2,100	2,098	1,929
Other employee benefits(a)	531	748	786
Total	9,814	9,991	9,340
(a) Includes expenses related to share-based payments and defined-benefit plans.